OTHER ASSETS AND LIABILITIES - Other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other non-current liabilities
Long-term deferred revenue (see Note 3)	$ 10	$ 20
Other liabilities	10	16
Total other non-current liabilities	20	36
Other current liabilities
Taxes payable (non-income tax)	135	318
Short-term deferred revenue (see Note 3)	121	154
Customer advances (see Note 3)	38	58
Other payments to authorities	60	52
Due to employees	82	153
Other liabilities	39	38
Total other current liabilities	$ 475	$ 773